REVERSE ACQUISITION	12 Months Ended
Dec. 31, 2021
Disclosure Reverse Acquisition [Abstract]
REVERSE ACQUISITION [Text Block]

NOTE 4 - REVERSE ACQUISITION

On December 20, 2019, Arrowstar and Adastra completed the Transaction which constituted a reverse acquisition.

The Transaction resulted in the shareholders of Adastra obtaining control of the combined entity by obtaining control of the voting rights, governance and management decision making processes, and the resulting power to govern the financial and operating policies of the combined entity.

The transaction constitutes an RTO of Arrowstar by Adastra and has been accounted for as a reverse acquisition transaction in accordance with the guidance provided in IFRS 2 - Share-based payments. As Arrowstar did not qualify as a business according to the definition in IFRS 3, the RTO does not constitute a business combination; rather it is treated as an issuance of common shares by Adastra for the net assets of Arrowstar and Arrowstar's public listing, with Adastra as the continuing entity. Accordingly, no goodwill was recorded with respect to the transaction as it does not constitute a business combination.

For accounting purposes, Adastra was treated as an accounting parent company (legal subsidiary) and Arrowstar has been treated as the accounting subsidiary (legal parent) in these financial statements. As Adastra was deemed to be the acquirer for accounting purposes, its assets, liabilities, and operations since incorporation are included in these financial statements at their historical carrying values. Arrowstar's results of operations have been included from December 20, 2019.

December 20, 2019
Assets and (liabilities) of Arrowstar acquired	$
Cash	111,496
Receivables	10,802
Other assets	7,504
Accounts payable	(356,384)
Net liabilities acquired	(226,582)

Consideration paid in RTO of Arrowstar
Common shares (7,218,678 common shares at $0.15 fair value per share)	1,082,802

Listing expense	1,309,384

The Transaction was measured at the fair value of the shares that Adastra would have to issue to the shareholders of Arrowstar, to give the shareholders of Arrowstar the same percentage of equity interest in the combined entity that results from the reverse acquisition had it taken the legal form of Adastra acquiring Arrowstar.